Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,345,700.00
Previously Paid Amount	0.00
Total Fee Amount	206.03
Total Offset Amount	0.00
Net Fee	206.03
Narrative - Max Aggregate Offering Price	$ 1,345,700
Final Prospectus	true